Financial risk management - Summary of Borrowing to Price Rate Changes (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Jun. 30, 2024
Disclosure of Financial Risk Management [Line Items]
Current borrowings	$ 54,155	$ 13,862
Borrowings	67,739	100,483
Total borrowings	121,894	114,345
Commodity price risk
Disclosure of Financial Risk Management [Line Items]
Current borrowings	11,153	1,869
Borrowings	67,739	64,562
Total borrowings	$ 78,892	$ 66,431
Percent of current borrowings	9.00%	2.00%
Percent of non-current borrowings	56.00%	56.00%
Percent of total loans	65.00%	58.00%